Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Common Stocks - 66.2%
Aerospace & Defense - 3.4%
Boeing Co. (The)	7,500	$1,118,550
General Dynamics Corp.	20,070	2,655,462
Raytheon Co.	15,100	1,980,365
United Technologies Corp.*	28,200	2,660,106
		8,414,483
Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	23,810	2,224,330
Beverages - 1.3%
PepsiCo, Inc.	27,600	3,314,760
Biotechnology - 0.5%
AbbVie, Inc.	17,760	1,353,134
Building Products - 0.8%
Johnson Controls International PLC	73,975	1,994,366
Capital Markets - 0.1%
State Street Corp.	4,300	229,061
Chemicals - 7.4%
Air Products & Chemicals, Inc.	29,600	5,908,456
Albemarle Corp.	61,900	3,489,303
Ecolab, Inc.	18,800	2,929,604
Linde PLC	35,350	6,115,550
		18,442,913
Commercial Services & Supplies - 1.1%
Cintas Corp.	12,500	2,165,250
Matthews International Corp., Class A	19,900	481,381
		2,646,631
Electrical Equipment - 0.3%
nVent Electric PLC	51,270	864,925
Energy Equipment & Services - 0.0%†
Weatherford International PLC*	1,897	11,287
Food & Staples Retailing - 1.2%
Walmart, Inc.	26,700	3,033,654
Food Products - 1.6%
Bunge Ltd.	30,600	1,255,518
McCormick & Co., Inc.	19,560	2,762,068
		4,017,586
Health Care Equipment & Supplies - 10.3%
Abbott Laboratories	43,900	3,464,149
Becton Dickinson and Co.	26,700	6,134,859
DENTSPLY SIRONA, Inc.	24,100	935,803
Medtronic PLC	56,900	5,131,242
Stryker Corp.	37,700	6,276,673
West Pharmaceutical Services, Inc.	26,000	3,958,500
		25,901,226
Health Care Providers & Services - 1.1%
CVS Health Corp.	22,990	1,363,997
UnitedHealth Group, Inc.	6,000	1,496,280
		2,860,277

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	18,270	$3,020,944
Household Products - 2.3%
Colgate-Palmolive Co.	36,966	2,453,064
Procter & Gamble Co. (The)	29,700	3,267,000
		5,720,064
Industrial Conglomerates - 6.6%
Carlisle Cos., Inc.	14,980	1,876,695
Honeywell International, Inc.	42,060	5,627,207
Roper Technologies, Inc.	28,640	8,930,238
		16,434,140
Insurance - 1.1%
Aflac, Inc.	29,700	1,016,928
Chubb Ltd.	6,593	736,372
Erie Indemnity Co., Class A	6,500	963,560
		2,716,860
IT Services - 3.7%
Accenture PLC, Class A	36,900	6,024,294
Visa, Inc., Class A	20,590	3,317,461
		9,341,755
Machinery - 2.0%
Donaldson Co., Inc.	27,829	1,075,034
Dover Corp.	29,900	2,509,806
Pentair PLC	45,770	1,362,115
		4,946,955
Multiline Retail - 1.2%
Target Corp.	31,100	2,891,367
Oil, Gas & Consumable Fuels - 1.2%
Chevron Corp.	13,700	992,702
EOG Resources, Inc.	32,200	1,156,624
Exxon Mobil Corp.	22,200	842,934
		2,992,260
Pharmaceuticals - 2.2%
Johnson & Johnson	28,700	3,763,431
Perrigo Co. PLC	16,000	769,440
Pfizer, Inc.	29,200	953,088
		5,485,959
Road & Rail - 0.8%
Norfolk Southern Corp.	13,200	1,927,200
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	53,471	4,793,675
Texas Instruments, Inc.	50,400	5,036,472
		9,830,147
Software - 5.6%
Microsoft Corp.	88,610	13,974,683
Specialty Retail - 2.4%
Lowe’s Cos., Inc.	25,800	2,220,090
Ross Stores, Inc.	39,500	3,435,315
Tiffany & Co.	3,200	414,400
		6,069,805

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc., Class B	42,240	$3,494,938
Trading Companies & Distributors - 0.6%
WW Grainger, Inc.	5,600	1,391,600
Total Common Stocks (Cost - $126,928,178)		165,547,310
Asset Backed and Commercial Backed Securities - 7.3%
Adagio CLO VIII DAC, 1.65%, (3 Month EUR Libor + 1.65%), 4/15/32 (a),(b)	250,000	221,959
Alinea CLO 2018-1 Ltd., 3.47%, (3 Month US Libor + 1.65%), 7/20/31 (a),(b)	300,000	263,881
American Express Credit Account Master Trust, 2.00%, 4/15/25	200,000	202,486
AMMC CLO 21 Ltd., 3.86%, (3 Month US Libor + 2.10%), 11/2/30 (a),(b)	300,000	251,479
AMMC CLO XI Ltd., 3.67%, (3 Month US Libor + 1.90%), 4/30/31 (a),(b)	400,000	327,812
Antares CLO 2018-1 Ltd., 3.47%, (3 Month US Libor + 1.65%), 4/20/31 (a),(b)	250,000	220,458
Ares European CLO VIII BV, 0.92%, (3 Month EUR Libor + 0.92%), 4/17/32 (a),(b)	250,000	252,037
Atrium XIV LLC, 3.29%, (3 Month US Libor + 1.45%), 8/23/30 (a),(b)	300,000	279,189
Avoca CLO XVII Designated Activity Co., 1.70%, (3 Month EUR Libor + 1.70%), 10/15/32 (a),(b)	250,000	222,447
Bellemeade Re 2018-1 Ltd., 2.55%, (1 Month US Libor + 1.60%), 4/25/28 (a),(b)	93,654	92,942
BlueMountain Fuji Eur CLO V DAC
0.91%, (3 Month EUR Libor + 0.91%), 1/15/33(a),(b)	300,000	295,498
1.55%, (3 Month EUR Libor + 1.55%), 1/15/33(a),(b)	250,000	221,579
BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (b)	124,611	122,253
BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(b)	161,958	162,556
Capital One Multi-Asset Execution Trust, 2.75%, 5/15/25	190,000	197,949
Carlyle Euro CLO 2019-2 DAC, 1.11%, (3 Month EUR Libor + 1.11%), 8/15/32 (a),(b)	250,000	245,850
Carlyle Global Market Strategies CLO 2015-2 Ltd., 2.57%, (3 Month US Libor + 0.78%), 4/27/27 (a),(b)	804,267	777,999

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Carlyle GMS Finance MM CLO 2015-1 LLC, 4.03%, (3 Month US Libor + 2.20%), 10/15/31 (a),(b)	$250,000	$227,086
CARLYLE US CLO 2017-4 Ltd., 4.63%, (3 Month US Libor + 2.80%), 1/15/30 (a),(b)	200,000	146,932
CIM Trust 2018-INV1, 4.00%, 8/25/48 (a), (b)	146,041	144,388
CIM Trust 2019-INV1, 4.00%, 2/25/49 (a), (b)	161,824	157,277
Citibank Credit Card Issuance Trust, 1.10%, (1 Month US Libor + 0.33%), 1/20/25 (a)	640,000	622,040
DBCG 2017-BBG Mortgage Trust, 1.40%, (1 Month US Libor + 0.70%), 6/15/34 (a),(b)	160,000	143,990
Eleven Madison Trust 2015-11MD Mortgage Trust, 3.67%, 9/10/35 (a),(b)	250,000	264,495
Ellington CLO III Ltd., 3.47%, (3 Month US Libor + 1.65%), 7/20/30 (a),(b)	250,000	234,042
Fannie Mae Connecticut Avenue Securities
6.20%, (1 Month US Libor + 5.25%), 10/25/23(a)	162,100	158,537
5.35%, (1 Month US Libor + 4.40%), 1/25/24(a)	228,258	212,552
3.55%, (1 Month US Libor + 2.60%), 5/25/24(a)	265,134	235,272
3.55%, (1 Month US Libor + 2.60%), 5/25/24(a)	247,572	207,127
3.85%, (1 Month US Libor + 2.90%), 7/25/24(a)	225,076	199,711
3.95%, (1 Month US Libor + 3.00%), 7/25/24(a)	370,359	316,691
5.85%, (1 Month US Libor + 4.90%), 11/25/24(a)	274,398	233,275
4.95%, (1 Month US Libor + 4.00%), 5/25/25(a)	113,903	87,613
4.95%, (1 Month US Libor + 4.00%), 5/25/25(a)	120,195	102,520
5.95%, (1 Month US Libor + 5.00%), 7/25/25(a)	114,956	88,815
5.95%, (1 Month US Libor + 5.00%), 7/25/25(a)	166,511	137,201
6.95%, (1 Month US Libor + 6.00%), 9/25/28(a)	193,182	155,507
5.20%, (1 Month US Libor + 4.25%), 1/25/29(a)	264,420	205,796

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
5.40%, (1 Month US Libor + 4.45%), 1/25/29(a)	$144,735	$101,388
4.50%, (1 Month US Libor + 3.55%), 7/25/29(a)	248,467	185,047
6.70%, (1 Month US Libor + 5.75%), 7/25/29(a)	130,000	77,999
4.60%, (1 Month US Libor + 3.65%), 9/25/29(a)	250,000	179,954
Flagship CLO VIII Ltd., 2.69%, (3 Month US Libor + 0.85%), 1/16/26 (a),(b)	172,214	166,671
Freddie Mac Structured Agency Credit Risk Debt Notes
4.95%, (1 Month US Libor + 4.00%), 8/25/24(a)	333,803	317,802
5.10%, (1 Month US Libor + 4.15%), 1/25/25(a)	146,515	124,496
4.75%, (1 Month US Libor + 3.80%), 3/25/25(a)	173,578	153,109
4.20%, (1 Month US Libor + 3.25%), 5/25/25(a)	350,000	254,603
4.85%, (1 Month US Libor + 3.90%), 12/25/27(a)	300,000	293,973
5.65%, (1 Month US Libor + 4.70%), 4/25/28(a)	250,000	220,743
6.50%, (1 Month US Libor + 5.55%), 7/25/28(a)	650,000	508,704
5.60%, (1 Month US Libor + 4.65%), 10/25/28(a)	435,243	358,489
6.10%, (1 Month US Libor + 5.15%), 11/25/28(a)	250,000	180,517
4.50%, (1 Month US Libor + 3.55%), 8/25/29(a)	250,000	247,994
3.30%, (1 Month US Libor + 2.35%), 4/25/30(a)	219,063	164,273
Halcyon Loan Advisors Funding 2018-1 Ltd., 3.62%, (3 Month US Libor + 1.80%), 7/21/31 (a),(b)	170,000	141,979
Hayfin Kingsland IX Ltd., 3.60%, (3 Month US Libor + 1.80%), 4/28/31 (a),(b)	200,000	177,188
Holland Park CLO DAC, 0.92%, (3 Month EUR Libor + 0.92%), 11/14/32 (a),(b)	500,000	482,286
Invitation Homes 2017-SFR2 Trust, 1.65%, (1 Month US Libor + 0.85%), 12/17/36 (a),(b)	147,008	135,247
LCM XXV Ltd., 4.12%, (3 Month US Libor + 2.30%), 7/20/30 (a),(b)	440,000	375,252
Madison Park Euro Funding VIII DAC
0.95%, (3 Month EUR Libor + 0.95%), 4/15/32(a),(b)	600,000	605,452

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
1.70%, (3 Month EUR Libor + 1.70%), 4/15/32(a),(b)	$250,000	$222,596
Madison Park Euro Funding XIV DAC, 1.12%, (3 Month EUR Libor + 1.12%), 7/15/32 (a),(b)	250,000	250,464
Madison Park Funding XXII Ltd., 3.66%, (3 Month US Libor + 2.00%), 1/15/33 (a),(b)	250,000	200,694
Mill City Mortgage Loan Trust 2016-1, 2.50%, 4/25/57 (a),(b)	132,253	129,033
Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a),(b)	210,000	205,743
Neuberger Berman Loan Advisers CLO 27 Ltd., 2.93%, (3 Month US Libor + 1.10%), 1/15/30 (a),(b)	649,000	601,324
NZCG Funding Ltd., 3.20%, (3 Month US Libor + 1.55%), 2/26/31 (a),(b)	200,000	181,656
Octagon Investment Partners 33 Ltd.
3.32%, (3 Month US Libor + 1.50%), 1/20/31(a),(b)	300,000	264,068
4.57%, (3 Month US Libor + 2.75%), 1/20/31(a),(b)	100,000	72,473
OCTAGON INVESTMENT PARTNERS 35 Ltd., 2.92%, (3 Month US Libor + 1.10%), 1/20/31 (a),(b)	500,000	460,565
Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(b)	147,444	148,065
Provident Funding Mortgage Trust 2020-1, 3.00%, 2/25/50 (a),(b)	247,592	247,577
Race Point X CLO Ltd., 3.44%, (3 Month US Libor + 1.65%), 7/25/31 (a),(b)	250,000	218,361
Radnor Re 2018-1 Ltd., 2.35%, (1 Month US Libor + 1.40%), 3/25/28 (a),(b)	35,975	33,485
Strata CLO I Ltd., 4.03%, (3 Month US Libor + 2.20%), 1/15/31 (a),(b)	200,000	176,409
Towd Point Mortgage Trust 2015-2, 2.75%, 11/25/60 (a),(b)	114,973	113,119
Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(b)	121,048	117,992
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(b)	158,490	155,451
Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(b)	109,826	106,854
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(b)	91,244	86,690
Voya CLO 2014-1 Ltd., 4.62%, (3 Month US Libor + 2.80%), 4/18/31 (a),(b)	200,000	140,751

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal		Fair Value
Asset Backed and Commercial Backed Securities (continued)
Total Asset Backed and Commercial Backed Securities (Cost - $21,272,858)			$18,225,777
Corporate Bonds and Notes - 6.5%
Aerospace & Defense - 0.2%
Lockheed Martin Corp., 4.70%, 5/15/46	$300,000		369,076
Agriculture - 0.1%
Reynolds American, Inc., 5.70%, 8/15/35	300,000		321,646
Auto Manufacturers - 0.0%†
Allison Transmission, Inc., 5.88%, 6/1/29(b)	100,000		94,000
Auto Parts & Equipment - 0.1%
Adient US LLC, 7.00%, 5/15/26(b)	100,000		92,500
Aptiv Corp., 4.15%, 3/15/24	200,000		196,351
			288,851
Banks - 1.0%
Banca Monte dei Paschi di Siena SpA, 2.13%, 11/26/25	300,000	EUR	353,106
Bank of America Corp., 3.50%, 4/19/26	500,000		531,074
BDO Unibank, Inc., 2.95%, 3/6/23	150,000		148,511
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	500,000		516,548
JPMorgan Chase & Co., 4.49%, (SOFR + 3.79%), 3/24/31(a)	400,000		462,399
Morgan Stanley, 3.88%, 1/27/26	500,000		534,059
			2,545,697
Biotechnology - 0.1%
Biogen, Inc., 5.20%, 9/15/45	200,000		258,155
Building Materials - 0.0%†
JELD-WEN, Inc., 4.88%, 12/15/27(b)	100,000		88,250
Chemicals - 0.1%
Braskem Netherlands Finance BV, 4.50%, 1/31/30(b)	200,000		155,800
Coal - 0.0%†
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(b)	100,000		72,000
Commercial Services - 0.1%
Harsco Corp., 5.75%, 7/31/27(b)	100,000		92,534

	Shares/ Principal		Fair Value
Commercial Services (continued)
United Rentals North America, Inc., 5.50%, 5/15/27	$100,000		$100,925
			193,459
Computers - 0.0%†
Presidio Holdings, Inc., 8.25%, 2/1/28(b)	100,000		88,125
Cosmetics & Personal Care - 0.0%†
Avon Products, Inc., 7.00%, 3/15/23	135,000		111,983
Distribution & Wholesale - 0.1%
Resideo Funding, Inc., 6.13%, 11/1/26(b)	200,000		174,500
Diversified Financial Services - 0.4%
Capital One Financial Corp., 3.20%, 2/5/25	300,000		294,150
Jyske Realkredit A/S, 1.00%, 4/1/26	1,030,000	DKK	157,932
Realkredit Danmark A/S
1.00%, 4/1/27	1,170,000	DKK	179,338
1.00%, 4/1/29	920,000	DKK	140,610
Springleaf Finance Corp., 5.38%, 11/15/29	100,000		91,500
			863,530
Electric - 1.0%
Calpine Corp., 5.13%, 3/15/28(b)	100,000		92,000
Colbun SA, 3.15%, 3/6/30(b)	200,000		174,000
Dominion Energy, Inc., 3.90%, 10/1/25	200,000		206,418
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000		133,543
Duke Energy Indiana LLC, 3.75%, 7/15/20	100,000		100,362
EDP Finance BV, 3.63%, 7/15/24(b)	200,000		200,797
Electricite de France SA, 5.25%, (USD 10 Year Swap + 3.71%), 7/29/68 (a),(b)	400,000		386,000
Exelon Corp., 4.05%, 4/15/30	200,000		202,000
Israel Electric Corp. Ltd., 4.25%, 8/14/28(b)	200,000		201,600
PacifiCorp, 6.10%, 8/1/36	100,000		124,876
Southern Co. (The), 3.25%, 7/1/26	300,000		298,684
Talen Energy Supply LLC, 7.25%, 5/15/27(b)	100,000		90,370
TNB Global Ventures Capital BHD, 3.24%, 10/19/26	200,000		204,565
Vistra Operations Co. LLC, 5.00%, 7/31/27(b)	100,000		101,500
			2,516,715
Engineering & Construction - 0.1%
Mexico City Airport Trust, 5.50%, 7/31/47(b)	200,000		162,978

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Entertainment - 0.0%†
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)	$100,000	$89,000

Food - 0.3%
B&G Foods, Inc., 5.25%, 9/15/27	100,000	97,500
Cencosud SA, 4.38%, 7/17/27(b)	200,000	163,898
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(b)	100,000	103,250
Kraft Heinz Foods Co., 3.00%, 6/1/26	300,000	291,473
Post Holdings, Inc., 4.63%, 4/15/30(b)	100,000	95,750
		751,871
Healthcare-Services - 0.3%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(b)	100,000	97,000
Centene Corp., 4.25%, 12/15/27(b)	100,000	98,000
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	100,000	94,937
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	139,223
MEDNAX, Inc., 6.25%, 1/15/27(b)	100,000	80,250
Orlando Health Obligated Group, 3.78%, 10/1/28	35,000	37,507
RWJ Barnabas Health, Inc., 3.48%, 7/1/49	40,000	40,415
Tenet Healthcare Corp., 6.25%, 2/1/27(b)	100,000	97,500
		684,832
Home Builders - 0.0%†
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(b)	100,000	80,000

Insurance - 0.2%
Aflac, Inc., 3.60%, 4/1/30	100,000	101,284
Liberty Mutual Group, Inc., 4.57%, 2/1/29(b)	300,000	331,484
		432,768
Internet - 0.2%
Alibaba Group Holding Ltd., 4.40%, 12/6/57	200,000	261,129
Netflix, Inc., 5.38%, 11/15/29(b)	100,000	103,765
		364,894
Media - 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(b)	100,000	100,260
Comcast Corp., 3.15%, 2/15/28	200,000	209,064
CSC Holdings LLC, 5.38%, 2/1/28(b)	200,000	204,000
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26(b)	100,000	81,252
DISH DBS Corp., 5.88%, 11/15/24	100,000	97,250

	Shares/ Principal	Fair Value
Media (continued)
Gray Television, Inc., 7.00%, 5/15/27(b)	$100,000	$99,500
Nexstar Broadcasting, Inc., 5.63%, 7/15/27(b)	100,000	97,750
Univision Communications, Inc., 5.13%, 2/15/25(b)	100,000	85,250
		974,326
Mining - 0.1%
Glencore Finance Canada Ltd., 4.95%, 11/15/21(b)	200,000	198,070
Novelis Corp., 4.75%, 1/30/30(b)	100,000	89,000
		287,070
Miscellaneous Manufacturing - 0.0%†
Gates Global LLC / Gates Corp., 6.25%, 1/15/26(b)	100,000	88,500

Multi-National - 0.1%
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27(b)	200,000	187,424

Oil & Gas - 0.0%†
Harvest Operations Corp., 4.20%, 6/1/23(b)	100,000	107,483

Oil & Gas Services - 0.0%†
Weatherford International Ltd., 11.00%, 12/1/24(b)	56,000	33,460

Packaging & Containers - 0.1%
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(b)	100,000	79,500
Plastipak Holdings, Inc., 6.25%, 10/15/25(b)	100,000	89,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(b)	100,000	101,625
		270,625
Pharmaceuticals - 0.3%
AbbVie, Inc., 2.95%, 11/21/26(b)	100,000	100,459
Allergan Funding SCS, 4.55%, 3/15/35	100,000	109,986
Bausch Health Americas, Inc., 9.25%, 4/1/26(b)	100,000	105,680
Bausch Health Cos., Inc., 5.00%, 1/30/28(b)	100,000	94,670
Bayer US Finance II LLC, 4.38%, 12/15/28(b)	100,000	106,789
Cigna Corp., 4.13%, 11/15/25	100,000	106,967
CVS Health Corp., 4.30%, 3/25/28	100,000	106,964
		731,515

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Pipelines - 0.3%
Enable Midstream Partners LP, 4.95%, 5/15/28	$100,000	$60,298
Enterprise Products Operating LLC, 4.45%, 2/15/43	100,000	94,460
MPLX LP, 4.70%, 4/15/48	100,000	77,401
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	400,000	339,878
TransCanada PipeLines Ltd., 4.88%, 5/15/48	200,000	207,429
		779,466
REITS - 0.2%
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	100,000	97,000
National Retail Properties, Inc., 4.30%, 10/15/28	300,000	305,331
		402,331
Retail - 0.0%†
Beacon Roofing Supply, Inc., 4.88%, 11/1/25(b)	100,000	90,250

Software - 0.1%
Fiserv, Inc., 3.85%, 6/1/25	200,000	210,894

Telecommunications - 0.3%
Altice France SA, 5.50%, 1/15/28(b)	200,000	187,260
CommScope Technologies LLC, 5.00%, 3/15/27(b)	100,000	86,750
Intrado Corp., 8.50%, 10/15/25(b)	100,000	72,970
Juniper Networks, Inc., 4.35%, 6/15/25	200,000	198,012
Sprint Corp., 7.13%, 6/15/24	150,000	164,647
		709,639
Transportation - 0.3%
CSX Corp., 4.10%, 3/15/44	100,000	103,856
FedEx Corp.
3.25%, 4/1/26	200,000	202,369
4.05%, 2/15/48	200,000	175,796
Russian Railways Via RZD Capital PLC, 5.70%, 4/5/22	200,000	204,900
		686,921
Total Corporate Bonds and Notes (Cost - $16,867,297)		16,268,034
Agency Mortgage Backed Securities - 4.8%
Federal Home Loan Mortgage Corporation - 0.2%
Freddie Mac Gold Pool, 3.50%, 9/1/47	409,670	432,919

Federal National Mortgage Association - 4.6%
Fannie Mae Pool
3.50%, 9/1/47	1,321,349	1,401,426
3.50%, 5/1/48	231,033	246,100
3.00%, 11/1/48	1,355,842	1,433,600

	Shares/ Principal		Fair Value
Federal National Mortgage Association (continued)
Federal National Mortgage Association
2.50%, 4/1/35(c)	$50,000		$51,844
2.50%, 4/1/50(c)	500,000		517,969
3.00%, 4/1/50(c)	7,595,000		7,961,695
			11,612,634
Total Agency Mortgage Backed Securities (Cost - $11,763,735)			12,045,553
U.S. Treasury Securities - 3.1%
U.S. Treasury Note, 2.38%, 8/15/24	227,000		246,836
U.S. Treasury Bond
3.13%, 11/15/41	210,000		286,896
2.50%, 2/15/46	325,000		409,703
2.50%, 5/15/46	840,000		1,059,745
2.25%, 8/15/46	805,000		971,723
2.75%, 8/15/47	150,000		198,738
2.75%, 11/15/47	230,000		305,083
3.13%, 5/15/48	100,000		141,676
3.00%, 8/15/48	320,000		444,500
2.25%, 8/15/49	135,000		164,463
U.S. Treasury Inflation Indexed Note
0.13%, 7/15/24	597,542		598,816
0.38%, 7/15/25	679,894		693,473
0.38%, 7/15/27	685,484		704,873
U.S. Treasury Inflation Indexed Bond
1.75%, 1/15/28	369,417		419,960
3.63%, 4/15/28	956,982		1,231,068
Total U.S. Treasury Securities (Cost - $6,818,033)			7,877,553
Sovereign Debts - 1.0%
Angolan Government International Bond, 8.25%, 5/9/28 (b)	200,000		80,562
Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	300,000	EUR	270,848
Colombia Government International Bond
9.85%, 6/28/27	400,000,000	COP	108,734
5.00%, 6/15/45	200,000		205,000
Dominican Republic International Bond, 8.90%, 2/15/23 (b)	8,000,000	DOP	135,165
Gabon Government International Bond, 6.63%, 2/6/31 (b)	200,000		122,767
Iraq International Bond, 5.80%, 1/15/28 (b)	250,000		190,050
Kazakhstan Government International Bond, 4.88%, 10/14/44 (b)	200,000		224,870
Mexico Government International Bond, 4.15%, 3/28/27	300,000		304,350

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal		Fair Value
Sovereign Debts (continued)
Republic of Belarus International Bond, 7.63%, 6/29/27 (b)	$200,000		$200,356
Republic of South Africa Government Bond, 7.00%, 2/28/31	4,000,000	ZAR	164,703
Ukraine Government International Bond, 7.38%, 9/25/32 (b)	200,000		181,000
Uruguay Government International Bond, 3.70%, 6/26/37	8,247,773	UYU	189,145
Total Sovereign Debts (Cost - $2,773,929)			2,377,550
Term Loans - 1.0%
24 Hour Fitness Worldwide, Inc., 4.95%, 5/26/25	59,545		12,306
Adient US LLC, 5.74%, 5/6/24	59,700		51,641
Allegiant Travel Co., 4.71%, 2/5/24	76,986		59,664
Alliant Holdings Intermediate LLC, 3.99%, 5/9/25	38,973		35,309
Altra Industrial Motion Corp., 2.99%, 10/1/25	16,620		14,443
Aramark Services, Inc., 2.74%, 3/28/24	88,582		84,153
Arconic Rolled Products Corp., 2.75%, 2/4/27	24,000		21,600
ASHCO LLC, 5.00%, 9/25/24	29,923		24,986
AssuredPartners, Inc., 3.50%, 2/12/27	19,950		17,307
Asurion LLC, 3.00%, 11/3/23	45,000		42,750
Avis Budget Car Rental LLC, 2.74%, 8/6/27	218,843		175,440
B&G Foods, Inc., 3.49%, 10/10/26	27,081		25,058
Banijay Group, 3.75%, 2/24/25	10,000		8,800
Bausch Health Companies, Inc.
0.00%, 6/2/25	40,525		38,346
3.36%, 11/27/25	17,000		16,065
Buckeye Partners LP, 4.27%, 11/1/26	70,755		64,528
BWay Holding Co., 3.25%, 4/3/24	10,000		8,106
Caesars Resort Collection LLC, 3.74%, 12/23/24	59,543		47,873
Champ Acquisition Corp., 6.57%, 12/19/25	19,872		15,169
Charter Communications Operating LLC, 2.74%, 2/1/27	98,996		94,624
Commscope, Inc., 4.24%, 4/4/26	29,925		28,129
CSC Holdings LLC, 2.86%, 7/17/25	194,500		185,100
DaVita, Inc., 2.74%, 8/12/26	74,625		70,661
DCert Buyer, Inc., 4.99%, 10/16/26	30,000		26,600
Dynasty Acquisition Co., Inc.
3.50%, 4/6/26	12,974		10,266
3.50%, 4/6/26	6,975		5,519
Global Tel Link Corp., 5.70%, 11/29/25	39,599		33,263

	Shares/ Principal	Fair Value
Term Loans (continued)
Go Daddy Operating Company LLC, 2.74%, 2/15/24	$74,003	$70,395
Gray Television, Inc., 4.02%, 1/2/26	55,504	51,397
Grifols Worldwide Operations USA, Inc., 2.68%, 11/15/27	19,950	18,803
Hertz Corp., 4.36%, 6/30/23	44,962	31,586
Horizon Therapeutics USA, Inc., 3.31%, 5/22/26	96,835	90,299
Inovalon Holdings, Inc., 3.00%, 4/2/25	2,959	2,715
IQVIA, Inc., 2.74%, 1/17/25	111,756	100,767
JBS USA LUX SA, 3.07%, 5/1/26	137,376	127,857
Kestrel Bidco, Inc., 4.00%, 12/11/26	20,000	15,200
KFC Holding Co., 2.36%, 4/3/25	147,375	138,901
Knowlton Development Corp., Inc., 4.74%, 12/22/25	9,126	7,726
Legalzoom.com, Inc., 5.49%, 11/21/24	17,632	15,208
Michaels Stores, Inc., 3.57%, 1/30/23	147,064	122,063
MKS Instruments, Inc., 2.74%, 2/2/26	25,353	22,669
Navicure, Inc., 4.00%, 10/22/26	20,000	18,300
Navistar, Inc., 4.28%, 11/6/24	59,695	51,338
Panther BF Aggregator 2 LP, 4.44%, 4/30/26	19,950	18,154
Phoenix Guarantor, Inc., 3.25%, 3/5/26	20,000	18,050
Pitney Bowes, Inc., 6.49%, 1/17/25	30,000	25,500
Playtika Holding Corp., 7.07%, 12/10/24	9,875	9,167
Sinclair Television Group, Inc., 3.24%, 1/3/24	97,975	93,076
Staples, Inc., 6.52%, 4/16/26	9,732	7,639
Strike LLC, 9.07%, 11/30/22	58,286	49,543
Surf Holdings SARL, 4.81%, 3/5/27	11,436	10,121
Thor Industries, Inc., 5.38%, 2/2/26	56,599	48,109
TIBCO Software, Inc., 4.00%, 6/30/26	10,000	9,400
U.S. Anesthesia Partners, Inc., 3.00%, 6/24/24	6,667	4,945
Ventia Finco Pty Ltd., 5.44%, 5/21/26	43,152	37,111
Verscend Holding Corp., 4.50%, 8/27/25	9,975	9,376
Whatabrands LLC, 3.77%, 8/3/26	9,975	8,184
Total Term Loans (Cost - $2,788,164)		2,451,305
Municipal Bonds - 0.8%
California Health Facilities Financing Authority
2.93%, 6/1/32	45,000	45,204
2.98%, 6/1/33	40,000	40,142
3.03%, 6/1/34	30,000	30,100
City of Austin TX Electric Utility Revenue, 6.26%, 11/15/32	85,000	104,479

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Municipal Bonds (continued)
City of San Francisco CA Public Utilities Commission Water Revenue, 3.47%, 11/1/43	$165,000	$152,882
Foothill-Eastern Transportation Corridor Agency, 4.09%, 1/15/49	110,000	111,394
Gilroy Unified School District, 3.36%, 8/1/47	95,000	94,209
Massachusetts School Building Authority, 3.40%, 10/15/40	85,000	87,077
Metro Wastewater Reclamation District, 3.16%, 4/1/41	70,000	71,295
New Jersey Transportation Trust Fund Authority, 4.13%, 6/15/42	50,000	48,412
New York State Dormitory Authority, 3.14%, 7/1/43	45,000	44,649
Pennsylvania Turnpike Commission, 3.58%, 12/1/43	140,000	141,061
Regional Transportation District Sales Tax Revenue, 3.26%, 11/1/38	45,000	46,492
Salt Lake City Corp., 3.10%, 4/1/38	40,000	40,270
San Bernardino Community College District, 3.27%, 8/1/39	30,000	30,424
San Diego County Regional Transportation Commission, 3.25%, 4/1/48	35,000	34,307
San Jose Redevelopment Agency Successor Agency, 3.23%, 8/1/27	90,000	95,259
State of New York, 3.20%, 2/15/39	170,000	173,963
State of Oregon Department of Transportation, 3.17%, 11/15/38	60,000	61,690
State of Texas, 3.21%, 4/1/44	85,000	87,439
Texas State University System
2.94%, 3/15/33	35,000	35,042
3.29%, 3/15/40	30,000	29,661
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.01%, 9/15/41	80,000	80,998
Utah Transit Authority, 3.44%, 12/15/42	60,000	60,945
Water Works Board of The City of Birmingham (The), 3.57%, 1/1/45	170,000	174,490
Total Municipal Bonds (Cost - $1,906,098)		1,921,884

	Shares/ Principal	Fair Value
Short-Term Investments - 6.7%
Money Market Funds - 6.7%
Dreyfus Government Cash Management, 0.29%(d)	8,651,894	$8,651,894
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(d)	8,170,592	8,170,592
Total Short-Term Investments (Cost - $16,822,486)		16,822,486
Total Investments - 97.4% (Cost - $207,940,778)		$243,537,452
Other Assets Less Liabilities - Net 2.6%		6,592,597
Total Net Assets - 100.0%		$250,130,049

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	Variable rate security. The rate shown is the rate in effect at period end.
(b)

144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2020, these securities amounted to $18,722,617 or 7.5% of net assets.

(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

(d)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
GO	-	General Obligation
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
Australian 10 Year Bond Future	JP Morgan Securities LLC	2	6/15/2020	$184,363	$3,481
Australian 3 Year Bond Future	JP Morgan Securities LLC	25	6/15/2020	1,791,915	9,752
Canadian 10 Year Bond Future	JP Morgan Securities LLC	26	6/19/2020	2,687,772	122,752
Euro-BTP Future	JP Morgan Securities LLC	17	6/8/2020	2,637,756	(101,826)
Euro-Bund Future	JP Morgan Securities LLC	5	6/8/2020	946,433	(19,037)
U.S. 10 Year Note Future	JP Morgan Securities LLC	62	6/19/2020	8,598,625	56,281
U.S. 2 Year Note Future	JP Morgan Securities LLC	32	6/30/2020	7,052,250	98,906
U.S. Long Bond Future	JP Morgan Securities LLC	10	6/19/2020	1,790,625	82,208
					252,517
Short Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	847	6/19/2020	108,826,795	4,180,387
S&P Mid 400 Future	Goldman Sachs & Co.	105	6/19/2020	15,096,900	(385,670)
U.S. 10 Year Ultra Future	JP Morgan Securities LLC	2	6/19/2020	312,063	(6,575)
					3,788,142
Total Net Unrealized Appreciation on Futures contracts					$4,040,659

Interest Rate Swaptions Written

Counterparty	Description*	Put Call	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
JP Morgan	Receives 3 Months US Libor	Call	Pays 1.30%	05/19/20	1,900,000	$(113,176)	$(10,925)	$(102,251)
Deutsche Bank	Receives 3 Months US Libor	Call	Pays 1.00%	04/15/20	4,300,000	(31,696)	(3,655)	(28,041)
Total Net Unrealized Depreciation on Written Interest Rate Swaptions							$(14,580)	$(130,292)

*                         The Fund may receive or pay a variable rate.

Interest Rate Swaps

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	At Maturity	US-CPI	1.96%	08/31/24	(900,000)	$(56,400)	$–	$(56,400)
Citibank NA	At Maturity	US-CPI	1.72%	08/14/26	(275,000)	(17,994)	–	(17,994)

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Interest Rate Swaps (continued)
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	US-CPI	1.91%	01/14/29	(500,000)	$(44,288)	$–	$(44,288)
Citibank NA	At Maturity	US-CPI	1.94%	01/15/29	(1,750,000)	(160,173)	–	(160,173)
Total Net Unrealized Depreciation on Interest Rate Swaps							$–	$(278,855)

Currency Swaps

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Quarterly	3 Month US Libor	2.5%	05/04/21	232,400	$8,657	$–	$8,657
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	07/10/21	280,000	5,262	–	5,262
JP Morgan	Quarterly	3 Month US Libor	3 Month Euribor	08/20/21	276,750	1,988	–	1,988
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	10/15/21	275,000	661	–	661
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	10/30/21	555,000	5,821	–	5,821
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	11/22/21	552,500	2,915	–	2,915
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	12/12/21	610,500	3,208	–	3,208
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	12/20/21	943,500	5,422	–	5,422
Total Net Unrealized Appreciation on Currency Swaps							$–	$33,934

Credit Default Swaps

Counterparty	Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Nabors Industries, Inc.	Quarterly	Sell	-	1.00%	12/20/21	170,000	$71,750	$4,247	$67,503
Citibank NA	CDS Argentina	Quarterly	Buy	5.00%	-	12/20/21	75,000	(54,617)	(35,325)	(19,292)
Citibank NA	Republic of Argentina	Quarterly	Buy	5.00%	-	12/20/21	195,000	(142,004)	(87,546)	(54,458)
Citibank NA	Avon Products, Inc.	Quarterly	Sell	-	5.00%	03/20/23	135,000	14,134	(11,663)	25,797

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Credit Default Swaps (continued)
Counterparty	Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JP Morgan	Italy Government Int’l Bond	Quarterly	Sell	-	1.00%	06/20/23	$170,000	$1,886	$1,290	$596
JP Morgan	Italy Government Int’l Bond	Quarterly	Buy	1.00%	-	06/20/23	170,000	(1,887)	(5,322)	3,435
Citibank NA	Nabors Industries, Inc.	Quarterly	Buy	1.00%	-	12/20/23	170,000	(115,093)	(18,916)	(96,177)
Citibank NA	MCDX.NA.31	Quarterly	Buy	1.00%	-	12/20/23	1,050,000	(740)	7,918	(8,658)
Citibank NA	CDX. NA.IG.33	Quarterly	Buy	1.00%	-	12/20/24	800,000	(2,640)	10,681	(13,321)
Goldman Sachs	ICE CDX	Quarterly	Buy	1.00%	-	12/20/24	350,000	(40,552)	(22,336)	(18,216)
Goldman Sachs	ICE CDX	Quarterly	Buy	1.00%	-	12/20/24	450,000	(52,138)	(22,324)	(29,814)
Citibank NA	Indonesia Republic	Quarterly	Buy	1.00%	-	12/20/24	255,000	(10,411)	1,577	(11,988)
Goldman Sachs	ICE CDX.NA.IG.33	Quarterly	Buy	1.00%	-	12/20/24	2,200,000	(7,258)	25,083	(32,341)
JP Morgan	Morgan Stanley	Quarterly	Buy	1.00%	-	12/20/24	350,000	(3,667)	6,247	(9,914)
JP Morgan	Goldman Sachs Group	Quarterly	Buy	1.00%	-	12/20/24	350,000	(3,401)	5,691	(9,092)
JP Morgan	Ally Financials, Inc.	Quarterly	Sell	-	5.00%	12/20/24	350,000	(29,460)	(61,756)	32,296
Citibank NA	Russian Foreign Bond	Quarterly	Buy	1.00%	-	12/20/24	140,000	(5,163)	1,312	(6,475)
Goldman Sachs	ICE CDX.NA.HY.33	Quarterly	Buy	5.00%	-	12/20/24	284,200	(17,249)	(10,102)	(7,147)
Total Net Unrealized Depreciation on Credit Default Swaps									$(211,244)	$(187,266)

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
04/15/20	JP Morgan Chase Bank	655,000	TRY	103,861	USD	$(4,903)
06/15/20	Deutsche Bank	2,000,000,000	IDR	139,742	USD	(17,961)
06/15/20	JP Morgan Chase Bank	480,000,000	IDR	33,513	USD	(4,285)
06/16/20	Deutsche Bank	1,950,000	MXN	98,721	USD	(16,572)
06/16/20	JP Morgan Chase Bank	1,330,000	MXN	67,643	USD	(11,613)
07/02/20	JP Morgan Chase Bank	365,398	USD	530,000	AUD	40,938
07/16/20	Citibank NA	85,920,800	JPY	800,000	USD	(686)
07/16/20	Citibank NA	217,162	USD	24,000,000	JPY	(6,108)
07/21/20	JP Morgan Chase Bank	150,000	AUD	89,481	USD	2,344
07/21/20	JP Morgan Chase Bank	103,022	USD	150,000	AUD	11,196
07/22/20	JP Morgan Chase Bank	108,600,000	JPY	1,003,502	USD	6,986

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Forward Foreign Currency Contracts (continued)
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
07/23/20	JP Morgan Chase Bank	130,000	CAD	91,724	USD	$(310)
07/23/20	JP Morgan Chase Bank	3,265,000	NOK	361,016	USD	(49,981)
07/23/20	JP Morgan Chase Bank	144,554	USD	190,000	CAD	10,950
07/23/20	JP Morgan Chase Bank	518,924	USD	3,475,024	DKK	5,842
07/23/20	JP Morgan Chase Bank	141,686	USD	127,124	EUR	1,624
07/23/20	JP Morgan Chase Bank	320,349	USD	3,265,000	NOK	9,314
08/05/20	JP Morgan Chase Bank	240,000	EUR	262,351	USD	2,172
08/05/20	JP Morgan Chase Bank	270,228	USD	240,000	EUR	5,705
08/13/20	JP Morgan Chase Bank	140,000	JPY	10,766,099	SGD	(1,740)
08/13/20	JP Morgan Chase Bank	141,702,095	JPY	1,900,000	SGD	(17,446)
08/13/20	JP Morgan Chase Bank	62,200,000	JPY	583,380	USD	(4,227)
08/21/20	JP Morgan Chase Bank	2,370,000	CHN	339,576	USD	(5,899)
08/21/20	JP Morgan Chase Bank	336,619	USD	2,370,000	CNH	2,943
09/14/20	JP Morgan Chase Bank	45,150,000	JPY	431,931	USD	(11,108)
09/15/20	JP Morgan Chase Bank	3,590,000	NOK	355,453	USD	(13,397)
09/15/20	Deutsche Bank	28,878	USD	40,000	CAD	744
09/15/20	Citibank NA	158,913	USD	220,000	CAD	4,179
09/15/20	JP Morgan Chase Bank	318,458	USD	441,000	CAD	8,287
09/15/20	JP Morgan Chase Bank	696,314	USD	619,001	EUR	13,257
09/15/20	Deutsche Bank	515,314	USD	458,000	EUR	9,919
09/15/20	JP Morgan Chase Bank	351,961	USD	3,590,000	NOK	9,905
09/16/20	JP Morgan Chase Bank	193,890	USD	238,000,000	KRW	(2,901)
Total Net Unrealized Depreciation on Forward Foreign Currency Contracts						$(22,832)